Nature of Business - Additional Information (Details) - Equity Interest [Member]	12 Months Ended
Dec. 31, 2021
MCT Group Holdings LLC
Nature Of Business [Line Items]
Ownership Interest	100.00%
Incodema Holdings LLC
Nature Of Business [Line Items]
Ownership Interest	100.00%